Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	[1]	¥ 1,827.7	¥ 1,995.6	¥ 2,129.2
Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others		15.0	80.2	36.5
Global Markets Company | Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others		¥ 7.3	¥ 70.1	¥ 32.6

[1]	"Gross profits + Net gains (losses) related to ETFs and others" is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2017, 2018 and 2019, net gains related to ETFs and others amounted to ¥36.5 billion, ¥80.2 billion and ¥15.0 billion, respectively, of which ¥32.6 billion, ¥70.1 billion and ¥7.3 billion, respectively, are included in "Global Markets Company".